Eaton Vance
Oregon Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.8%
Security	Principal Amount (000's omitted)	Value
Education — 6.6%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 566,767
4.00%, 5/1/40	860	777,706
5.00%, 5/1/30	500	510,645
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	514,680
5.00%, 4/1/29	500	516,175
University of Oregon, 5.00%, 4/1/50	2,500	2,671,675
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	893,734
4.00%, 12/1/41	3,005	2,767,665
4.00%, 12/1/51	1,175	1,016,751
		$ 10,235,798
Electric Utilities — 3.3%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/36(1)	$500	$ 541,600
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,390,688
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,087,362
5.00%, 8/1/47	2,000	2,080,140
		$ 5,099,790
Escrowed/Prerefunded — 1.7%
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	$1,000	$ 1,017,480
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,629,510
		$ 2,646,990
General Obligations — 42.8%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,509,292
Beaverton School District 48J, OR:
5.00%, 6/15/35	1,000	1,056,830
5.00%, 6/15/52	370	402,915
5.00%, 6/15/52(2)	2,000	2,177,920
Bend, OR:
5.00%, 6/1/39	960	1,089,590
5.00%, 6/1/40	1,165	1,316,135
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,188,708
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	$1,855	$ 1,861,047
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	402,683
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,310,001
5.00%, 6/15/40	1,585	1,663,505
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,579,140
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,777,085
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/33	500	337,770
5.00%, 6/15/25	1,000	1,036,450
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,052,722
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,146,380
5.00%, 6/15/37	1,605	1,691,879
Jackson County School District No. 6, OR, Central Point, 0.00%, 6/15/45	1,000	354,770
Lake Oswego, OR, 5.00%, 6/1/38(3)	4,635	5,310,134
Multnomah County School District No. 1J, OR, 5.00%, 6/15/36	1,500	1,750,185
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,735,441
5.00%, 6/15/42	1,500	1,595,955
Oregon:
5.00%, 6/1/39	1,745	1,960,403
5.00%, 5/1/40	1,450	1,623,014
5.00%, 8/1/42	1,615	1,686,012
5.00%, 5/1/44	1,935	2,077,532
Oregon City School District No. 62, Clackamas County:
5.00%, 6/15/38	2,000	2,152,760
5.00%, 6/15/49	3,000	3,180,510
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	505	505,823
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	832,250
0.00%, 6/15/30	700	537,418
Portland, OR, 5.00%, 4/1/41	1,220	1,358,055
Puerto Rico:
5.625%, 7/1/29	500	530,430
5.75%, 7/1/31	750	809,198

Eaton Vance
Oregon Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	$3,175	$ 2,763,584
Redmond, OR:
5.00%, 6/1/28	605	614,535
5.00%, 6/1/38	1,000	1,079,650
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	807,580
0.00%, 6/15/30	1,215	943,168
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/26	1,320	1,189,848
0.00%, 6/15/29	1,050	854,018
5.00%, 6/15/37	2,500	2,698,500
St. Helens School District No. 502, OR, 5.00%, 6/15/45	1,075	1,158,205
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties:
0.00%, 6/15/37	1,375	740,671
5.00%, 6/15/34	1,020	1,195,807
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	141,586
0.00%, 6/15/36	435	253,113
0.00%, 6/15/39	605	296,081
		$ 66,336,288
Hospital — 12.9%
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	$1,000	$ 947,500
5.00%, 8/15/45	4,500	4,693,500
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,519,830
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,033,800
5.00%, 10/1/30	300	321,036
5.00%, 10/1/35	275	288,415
5.00%, 10/1/40	1,750	1,779,488
Oregon Health and Science University:
Green Bonds, 3.00%, 7/1/51	665	505,353
Green Bonds, 4.00%, 7/1/40	1,520	1,494,950
Green Bonds, 4.00%, 7/1/41	2,605	2,576,215
Green Bonds, 4.00%, 7/1/51	1,415	1,355,216
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,076,680
Union County Hospital Facility Authority, OR, (Grande Ronde Hospital), 5.00%, 7/1/47	375	367,354
		$ 19,959,337
Security	Principal Amount (000's omitted)	Value
Housing — 2.4%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,004,300
(AMT), 3.45%, 1/1/33	910	881,053
(AMT), 5.15%, 7/1/42	870	882,136
		$ 3,767,489
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,036,149
(NPFG), 5.25%, 7/1/34	2,120	2,095,047
		$ 3,131,196
Insured - General Obligations — 4.1%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,572,440
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	837,410
(AGC), 0.00%, 6/1/29	1,225	988,269
		$ 6,398,119
Lease Revenue/Certificates of Participation — 2.2%
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	$1,045	$ 1,083,811
Portland Housing Authority, OR, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,405	2,407,237
		$ 3,491,048
Senior Living/Life Care — 2.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 92,042
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	175	174,454
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	421,060
4.00%, 12/1/36	1,000	811,920
5.00%, 12/1/36	750	697,020
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	603,427
5.00%, 5/15/33	540	544,693
		$ 3,344,616
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 193,980

Eaton Vance
Oregon Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 229,809
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,011,674
		$ 2,435,463
Transportation — 11.4%
Oregon Department of Transportation:
5.00%, 11/15/35	$1,210	$ 1,348,424
5.00%, 11/15/37(3)	1,000	1,142,720
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	5,096,611
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,869,057
(AMT), 5.00%, 7/1/24	1,000	1,011,430
(AMT), 5.00%, 7/1/25	1,000	1,019,320
(AMT), 5.00%, 7/1/34	1,525	1,628,548
(AMT), 5.00%, 7/1/34	1,160	1,169,164
(AMT), 5.00%, 7/1/36	1,265	1,307,087
(AMT), 5.00%, 7/1/44	2,000	2,059,560
		$ 17,651,921
Water and Sewer — 5.6%
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	$1,160	$ 1,163,642
4.00%, 12/1/37	1,000	998,190
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,079,210
Tualatin Valley Water District, OR:
5.00%, 6/1/38	2,320	2,645,194
5.00%, 6/1/39	2,435	2,763,701
		$ 8,649,937
Total Tax-Exempt Municipal Obligations (identified cost $152,752,688)		$153,147,992

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 272,151
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,205,510
		$ 1,477,661
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 962,941
		$ 962,941
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 142,959
(AGM), 1.659%, 7/1/26	175	157,824
(AGM), 2.255%, 7/1/28	175	153,314
(AGM), 2.579%, 7/1/30	250	213,232
(AGM), 3.508%, 7/1/41	1,000	787,830
		$ 1,455,159
Total Taxable Municipal Obligations (identified cost $4,594,074)		$ 3,895,761
Total Investments — 101.3% (identified cost $157,346,762)		$157,043,753
Other Assets, Less Liabilities — (1.3)%		$ (1,998,408)
Net Assets — 100.0%		$155,045,345
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $3,603,929 or 2.3% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2023, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 4.9% of total investments.

Eaton Vance
Oregon Municipal Income Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at May 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$153,147,992	$ —	$153,147,992
Taxable Municipal Obligations	—	3,895,761	—	3,895,761
Total Investments	$ —	$157,043,753	$ —	$157,043,753
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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